Impairments and Other Expenses	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Impairments and Other Expenses
Impairments and Other Expenses
Our goodwill arose from the acquisition of D&I in 2013 and is therefore allocated to the D&I reporting unit. We performed our annual assessment of the recoverability of goodwill during the third quarter of 2015. Although we had seen a significant decrease in the price of our common units since August 2014, which had resulted in an overall reduction in our market capitalization, our market capitalization exceeded our recorded net book value as of September 30, 2015.  At such time, we updated our internal business outlook of the D&I reporting unit to consider the current economic environment that affects our operations. As part of the first step of goodwill impairment testing, we updated our assessment of our future cash flows, applying expected long-term growth rates, discount rates, and terminal values that we considered reasonable. We calculated a present value of the cash flows to arrive at an estimate of fair value under the income approach, and then used the market approach to corroborate this value. As a result of these estimates, we determined that there was no impairment of goodwill as of our annual assessment date.
Specific uncertainties affecting our estimated fair value include the impact of competition, the price of frac sand, future overall activity levels and demand for frac sand, activity levels of our significant customers, and other factors affecting the rate of our future growth. These factors were reviewed and assessed during the fourth quarter of 2015 and we determined that there was no impairment of goodwill as of December 31, 2015.
However, uncertain market conditions for frac sand resulting from current oil and natural gas prices continued. During the three months ended March 31, 2016, volumes sold through the D&I reporting unit declined below previously forecasted levels and pricing deteriorated further. Industry demand for frac sand continued to decline as the reported Baker Hughes oil rig count in North America fell to 362 rigs as of March 31, 2016, marking a 2016 year-to-date decline of more than 30%. Our customers continued to face uncertainty related to activity levels and have reduced their active frac crews, resulting in further declines in well completion activity. Therefore, as of March 31, 2016, we determined that the state of market conditions and activity levels indicated that an impairment of goodwill may exist. As a result, we assessed qualitative factors and determined that we could not conclude it was more likely than not that the fair value of goodwill exceeded its carrying value. In turn, we prepared a quantitative analysis of the fair value of the goodwill as of March 31, 2016, based on the weighted average valuation across several income and market based valuation approaches. The underlying results of the valuation were driven by our actual results during the three months ended March 31, 2016 and the pricing, costs structures and market conditions existing as of March 31, 2016, which were below our forecasts at the time of the previous goodwill assessments. Other key estimates, assumptions and inputs used in the valuation included long-term growth rates, discounts rates, terminal values, valuation multiples and relative valuations when comparing the reporting unit to similar businesses or asset bases. Upon completion of the Step 1 and Step 2 valuation exercises, it was determined that an impairment loss of all goodwill was incurred, which was equal to the difference between the carrying value and estimated fair value of goodwill.
During the year ended December 31, 2016, the Partnership recognized a $33,745 impairment loss of all goodwill. The Partnership did not recognize any impairment losses for goodwill during the year ended December 31, 2015.
During the year ended December 31, 2015, we completed an impairment assessment of the intangible asset associated with the Sand Supply Agreement.  Given market conditions, coupled with our ability to source sand from our sponsor on more favorable terms, we determined that the fair value of the agreement was less than its carrying value, resulting in an impairment of $18,606. The Partnership did not recognize any impairments for intangible assets during the year ended December 31, 2016.
During the year ended December 31, 2015, we elected to temporarily idle five destination transload facilities and three rail origin transload facilities.  In addition, to consolidate our administrative functions, we closed down a regional office facility. As a result of these actions, we recognized an impairment of $6,186 related to the write down of transload and office facilities’ assets to their net realizable value, and severance, retention and relocation costs of $571 for affected employees. No impairment charges were recorded for long-lived assets during the years ended December 31, 2016 and 2014.
We recognized impairments and other expenses as outlined in the following table:

	Year Ended December 31,
	2016	2015	2014
Impairment of Goodwill	$33,745	$—	$—
Impairment of Sand Supply Agreement	—	18,606	—
Impairment of idled administrative and transload facilities	—	6,186	—
Severance, retention and relocation	280	571	—
Abandonment of construction projects	—	256	1
Expiration of exclusivity agreements	—	40	10
Impairments and other expenses	$34,025	$25,659	$11